Loans and Asset Quality (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loan Portfolio
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2013 and 2012.

Loans	Dec. 31,
(in millions)	2013	2012
Domestic:
Financial institutions	$4,511	$5,455
Commercial	1,534	1,306
Wealth management loans and mortgages	9,743	8,796
Commercial real estate	2,001	1,677
Lease financings (a)	1,322	1,329
Other residential mortgages	1,385	1,632
Overdrafts	1,314	2,228
Other	768	639
Margin loans	15,652	13,397
Total domestic	38,230	36,459
Foreign:
Financial institutions	9,848	5,833
Commercial	113	111
Wealth management loans and mortgages	75	68
Commercial real estate	9	63
Lease financings (a)	945	1,025
Other (primarily overdrafts)	2,437	3,070
Total foreign	13,427	10,170
Total loans	$51,657	$46,629

(a)	Net of unearned income on domestic and foreign lease financings of $1,020 million at Dec. 31, 2013 and $1,135 million at Dec. 31, 2012.

Allowance for Credit Losses Activity
Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2013					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Charge-offs	(4)	(1)	—	—	(1)	(8)	—		(3)	(17)
Recoveries	1	—	4	—	—	4	—		—	9
Net (charge-offs) recoveries	(3)	(1)	4	—	(1)	(4)	—		(3)	(8)
Provision	(18)	12	9	(12)	(5)	(30)	(2)		11	(35)
Ending balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Allowance for:
Loan losses	$21	$21	$10	$37	$19	$54	$—		$48	$210
Lending-related commitments	62	20	39	—	5	—	—		8	134
Individually evaluated for impairment:
Loan balance	$15	$3	$—	$—	$12	$—	$—		$6	$36
Allowance for loan losses	2	1	—	—	3	—	—		1	7
Collectively evaluated for impairment:
Loan balance	$1,519	$1,998	$4,511	$1,322	$9,731	$1,385	$17,734	(a)	$13,421	$51,621
Allowance for loan losses	19	20	10	37	16	54	—		47	203

(a)	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.

Allowance for credit losses activity for the year ended Dec. 31, 2012					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$91	$34	$63	$66	$29	$156	$—		$58	$497
Charge-offs	(2)	—	(13)	—	(1)	(22)	—		—	(38)
Recoveries	2	—	—	—	—	6	—		—	8
Net (charge-offs)	—	—	(13)	—	(1)	(16)	—		—	(30)
Provision	13	(4)	(14)	(17)	2	(52)	2		(10)	(80)
Ending balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Allowance for:
Loan losses	$30	$20	$12	$49	$26	$88	$2		$39	$266
Lending-related commitments	74	10	24	—	4	—	—		9	121
Individually evaluated for impairment:
Loan balance	$57	$17	$3	$—	$31	$—	$—		$9	$117
Allowance for loan losses	12	1	—	—	7	—	—		4	24
Collectively evaluated for impairment:
Loan balance	$1,249	$1,660	$5,452	$1,329	$8,765	$1,632	$16,264	(a)	$10,161	$46,512
Allowance for loan losses	18	19	12	49	19	88	2		35	242

(a)	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	—	(1)	(56)	—		(8)	(83)
Recoveries	3	—	2	—	—	3	—		—	8
Net (charge-offs)	(3)	(4)	(6)	—	(1)	(53)	—		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$—		$58	$497
Allowance for:
Loan losses	$33	$24	$41	$66	$23	$156	$—		$51	$394
Lending-related commitments	58	10	22	—	6	—	—		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$—	$30	$—	$—		$10	$128
Allowance for loan losses	9	7	7	—	5	—	—		4	32
Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998	$43,851
Allowance for loan losses	24	17	34	66	18	156	—		47	362

(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.

Nonperforming Assets
The table below presents the distribution of our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2013	2012
Nonperforming loans:
Domestic:
Other residential mortgages	$117	$158
Commercial	15	27
Wealth management loans and mortgages	11	30
Commercial real estate	4	18
Financial institutions	—	3
Total domestic	147	236
Foreign loans	6	9
Total nonperforming loans	153	245
Other assets owned	3	4
Total nonperforming assets (a)	$156	$249

(a)
Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $16 million at Dec. 31, 2013 and $174 million at Dec. 31, 2012. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Lost Interest
Lost interest

Lost interest
(in millions)	2013	2012	2011
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$2	$5	$2
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total	$9	$15	$17
Foreign	—	—	—

Information about Impaired Loans
The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2013		2012		2011
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$37	$1	$54	$4	$27	$1
Commercial real estate	5	—	27	—	22	—
Financial institutions	1	—	7	—	9	—
Wealth management loans and mortgages	17	—	28	—	37	1
Foreign	8	—	10	—	10	—
Total impaired loans with an allowance	68	1	126	4	105	2
Impaired loans without an allowance:
Commercial	2	—	—	—	1	—
Commercial real estate	6	—	3	—	13	—
Financial institutions	1	—	2	—	—	—
Wealth management loans and mortgages	3	—	4	—	2	—
Total impaired loans without an allowance (a)	12	—	9	—	16	—
Total impaired loans	$80	$1	$135	$4	$121	$2

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2013			Dec. 31, 2012
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial	$15	$20	$2	$57	$61	$12
Commercial real estate	2	4	1	15	16	1
Financial institutions	—	—	—	1	1	—
Wealth management loans and mortgages	9	9	3	28	28	7
Foreign	6	17	1	9	17	4
Total impaired loans with an allowance	32	50	7	110	123	24
Impaired loans without an allowance:
Commercial real estate	1	1	N/A	2	2	N/A
Financial institutions	—	—	N/A	1	8	N/A
Wealth management loans and mortgages	3	3	N/A	4	4	N/A
Total impaired loans without an allowance (b)	4	4	N/A	7	14	N/A
Total impaired loans (c)	$36	$54	$7	$117	$137	$24

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of $1 million and $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2013 and Dec. 31, 2012, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2013 and Dec. 31, 2012.

Information about Past Due Loans
The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2013				Dec. 31, 2012
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Wealth management loans and mortgages	$45	$3	$1	$49	$33	$7	$1	$41
Other residential mortgages	32	6	6	44	50	9	5	64
Financial institutions	37	—	—	37	—	—	—	—
Commercial real estate	22	2	—	24	44	—	—	44
Commercial	—	—	—	—	—	60	—	60
Total domestic	136	11	7	154	127	76	6	209
Foreign	—	—	—	—	—	—	—	—
Total past due loans	$136	$11	$7	$154	$127	$76	$6	$209

Troubled Debt Restructurings
The following table presents TDRs that occurred in 2013 and 2012.

TDRs	2013			2012
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	123	$24	$30	166	$44	$49
Commercial	—	—	—	3	42	37
Commercial real estate	—	—	—	2	11	12
Wealth management loans and mortgages	—	—	—	6	3	3
Foreign	—	—	—	1	3	3
Total TDRs	123	$24	$30	178	$103	$104

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category
The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Investment grade	$1,323	$1,064	$1,444	$1,289	$12,598	$9,935
Noninvestment grade	324	353	566	451	1,761	1,353
Total	$1,647	$1,417	$2,010	$1,740	$14,359	$11,288

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2013	Dec. 31, 2012
Wealth management loans:
Investment grade	$4,920	$4,597
Noninvestment grade	64	125
Wealth management mortgages	4,834	4,142
Total	$9,818	$8,864